Loans (Components Of Net Investment In Finance Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Aug. 03, 2015	Dec. 31, 2014
Loans [Abstract]
Unearned income	$ (870.4)		$ (1,037.8)
Equipment residual values	662.8		684.2
Unamortized premiums / (discounts)	(34.0)		(22.0)
Accretable yield on PCI loans	1,294.0	$ 1,254.8
Net unamortized deferred costs and (fees)	42.9		48.5
Leveraged lease third party non-recourse debt payable	$ (154.0)		$ (180.5)